Long-Term Debt And Loans Payable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended							1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Aqua Pennsylvanias [Member]	Dec. 31, 2012 Aqua Pennsylvanias [Member]	Dec. 31, 2013 Other Subsidiaries [Member]	Mar. 31, 2012 Senior Unsecured Notes Maturity Year 2012 [Member]	Dec. 31, 2013 Swing-Line Commitment [Member]	Dec. 31, 2012 Swing-Line Commitment [Member]	Mar. 31, 2012 Unsecured Revolving Credit Facility With Four Banks [Member]	Dec. 31, 2013 Unsecured Revolving Credit Facility With Four Banks [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility With Four Banks [Member]	Nov. 30, 2011 Unsecured Revolving Credit Facility With Four Banks [Member]	Dec. 31, 2013 Unsecured Revolving Credit Facility Maturity Year 2012 [Member]	Dec. 31, 2013 Short-Term Line Of Credit [Member]	Dec. 31, 2012 Short-Term Line Of Credit [Member]	Dec. 31, 2011 Short-Term Line Of Credit [Member]	Nov. 30, 2012 First Mortgage Bonds [Member]	Oct. 31, 2013 First Mortgage Bonds [Member] Aqua Pennsylvanias [Member]	May 31, 2013 First Mortgage Bonds [Member] Aqua Ohio, Inc [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2041 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2042 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2047 [Member]	Oct. 31, 2013 First Mortgage Bonds Maturity Year 2031 [Member] Aqua Pennsylvanias [Member]	Oct. 31, 2013 First Mortgage Bonds Maturity Year 2045 [Member] Aqua Pennsylvanias [Member]	Oct. 31, 2013 First Mortgage Bonds Maturity Year 2046 [Member] Aqua Pennsylvanias [Member]	May 31, 2013 First Mortgage Bonds Maturity Year 2033 [Member] Aqua Ohio, Inc [Member]	May 31, 2013 First Mortgage Bonds Maturity Year 2044 [Member] Aqua Ohio, Inc [Member]	May 31, 2013 First Mortgage Bonds Maturity Year 2048 [Member] Aqua Ohio, Inc [Member]	Jun. 30, 2012 Senior Unsecured Notes Maturity Year 2027 [Member]	Dec. 31, 2013 Letter of Credit [Member]
Debt Instrument [Line Items]
Aqua Pennsylvania retained earning excluding minority interest				$ 864,000		$ 79,000
Aqua Pennsylvania's retainied earnings including minority interest	729,272	611,303		884,000		127,000
Restricted assets	1,102,879
Restricted net assets				818,514
Total net assets	1,535,043			1,168,863
Debt instrument, issued																		80,000	75,000	85,000	40,000	20,000	20,000	25,000	25,000	25,000	35,000	30,000	20,000
Senior unsecured notes																														50,000
Debt instrument, face amount										150,000				95,000
Credit facility term										5 years
Interest rate																					3.79%	3.80%	3.85%	3.94%	4.61%	4.62%	3.75%	4.18%	4.43%	3.57%
Debt maturity																					2041	2042	2047	2031	2045	2046	2033	2044	2048	2027
Debt maturity, month										2017-03				2012-05
Debt issue pending construction of the projects to be financed	47
Weighted average cost of long-term debt	5.00%	4.81%
Weighted average cost of fixed rate long-term debt	5.00%	5.06%
Sublimit for daily demand loans							15,000
Letters of credit capacity available								50,000																							25,572
Available capacity borrowed								0			30,000	70,902																			0
Average borrowings cost percentage	1.67%	1.83%		0.89%	0.94%			0.83%	0.85%
Commitment fee percentage				0.075%
Maximum amount outstanding at the end of any one month	17,081	22,941		96,103	89,973
Short-term lines of credit	6,740															60,500	60,500
Funds borrowed under credit facility													100,000		6,740	9,481
Average borrowing amount	11,531	15,583		75,621	78,525			26,954	68,609
Interest income	438	372	757
Interest cost	77,754	78,129	78,561
Capitalized amount	$ 2,274	$ 4,142	$ 7,150